Segmented Information	12 Months Ended
Dec. 31, 2012
Segmented Information [Abstract]
Segmented Information

2.            Segmented Information

Encana's reportable segments are determined based on the Company's operations and geographic locations as follows:

·	Canadian Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the Canadian cost centre.

·	USA Division includes the exploration for, development of, and production of natural gas, oil and NGLs and other related activities within the U.S. cost centre.

·

Market Optimization is primarily responsible for the sale of the Company's proprietary production.  These results are included in the Canadian and USA Divisions.  Market optimization activities include third-party purchases and sales of product that provide operational flexibility for transportation commitments, product type, delivery points and customer diversification.  These activities are reflected in the Market Optimization segment.

·

Corporate and Other mainly includes unrealized gains or losses recorded on derivative financial instruments. Once amounts are settled, the realized gains and losses are recorded in the reporting segment to which the derivative instrument relates.

Market Optimization sells substantially all of the Company's upstream production to third-party customers.  Transactions between segments are based on market values and are eliminated on consolidation.

The Consolidated Statement of Earnings for the comparative periods ended December 31, 2011 and December 31, 2010 and the accompanying segmented information disclosed in this note have been updated to present processing costs with transportation expense.  Formerly, these processing costs were presented in operating expense. Encana has updated its presentation as a result of the Canadian Division entering into firm gathering and processing agreements associated with the divestiture of two natural gas processing plants during the first quarter of 2012 as disclosed in Note 3.  Encana believes the nature of processing costs more closely align with transportation expense.  As a result, for the twelve months ended December 31, 2011, the Company has reclassified $240 million (2010 – $239 million) from operating expense to transportation and processing expense.

In conjunction with the reclassification of the Canadian Division processing costs discussed above, Encana has reclassified the unrealized financial hedging gains and losses related to the Company’s power financial derivative contracts to transportation and processing within the Corporate and Other segment.  Formerly, these were presented in operating expense.  Encana has updated its presentation to align the treatment with realized financial hedging gains and losses, which are now included in the Canadian Division transportation and processing expense.  The Consolidated Statement of Earnings and the accompanying segmented information disclosed in this note, along with the impact of realized and unrealized gains and losses on risk management disclosed in Note 19, have been updated accordingly.

Results of Operations

Segment and Geographic Information

	Canadian Division			USA Division			Market Optimization
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829	$3,365	$4,022	$4,275	$419	$703	$797

Expenses
Production and mineral taxes	9	15	8	96	183	209	-	-	-
Transportation and processing	555	490	436	652	728	662	-	-	-
Operating	352	380	324	377	444	472	48	40	34
Purchased product	-	-	-	-	-	-	349	635	739
	1,844	1,987	2,061	2,240	2,667	2,932	22	28	24
Depreciation, depletion and amortization	748	966	826	1,102	1,226	1,094	12	12	11
Impairments	1,822	2,249	-	2,842	-	-	-	-	-
	$(726)	$(1,228)	$1,235	$(1,704)	$1,441	$1,838	$10	$16	$13

	Corporate & Other			Consolidated
	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$(1,384)	$870	$969	$5,160	$8,467	$8,870

Expenses
Production and mineral taxes	-	-	-	105	198	217
Transportation and processing	24	(25)	2	1,231	1,193	1,100
Operating	17	2	(3)	794	866	827
Purchased product	-	-	-	349	635	739
	(1,425)	893	970	2,681	5,575	5,987
Depreciation, depletion and amortization	94	78	77	1,956	2,282	2,008
Impairments	31	-	-	4,695	2,249	-
	$(1,550)	$815	$893	(3,970)	1,044	3,979
Accretion of asset retirement obligation				53	50	46
Administrative				392	350	362
Interest				522	468	501
Foreign exchange (gain) loss, net				(107)	133	(251)
Other				1	21	2
				861	1,022	660
Net Earnings (Loss) Before Income Tax				(4,831)	22	3,319
Income tax expense (recovery)				(2,037)	17	976
Net Earnings (Loss)				$(2,794)	$5	$2,343

Results of Operations

Product and Divisional Information

	Canadian Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,225	$2,376	$2,480	$500	$453	$305	$35	$43	$44

Expenses
Production and mineral taxes	1	10	7	8	5	1	-	-	-
Transportation and processing	549	481	429	6	9	7	-	-	-
Operating	327	360	298	14	6	12	11	14	14
Operating Cash Flow	$1,348	$1,525	$1,746	$472	$433	$285	$24	$29	$30

	Total
	2012	2011	2010

Revenues, Net of Royalties	$2,760	$2,872	$2,829

Expenses
Production and mineral taxes	9	15	8
Transportation and processing	555	490	436
Operating	352	380	324
Operating Cash Flow	$1,844	$1,987	$2,061

	USA Division
	Natural Gas			Oil & NGLs			Other
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$2,993	$3,664	$3,912	$348	$295	$244	$24	$63	$119

Expenses
Production and mineral taxes	68	157	185	28	26	24	-	-	-
Transportation and processing	652	728	662	-	-	-	-	-	-
Operating	347	423	397	25	3	-	5	18	75
Operating Cash Flow	$1,926	$2,356	$2,668	$295	$266	$220	$19	$45	$44

	Total
	2012	2011	2010

Revenues, Net of Royalties	$3,365	$4,022	$4,275

Expenses
Production and mineral taxes	96	183	209
Transportation and processing	652	728	662
Operating	377	444	472
Operating Cash Flow	$2,240	$2,667	$2,932

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2012	2011	2010	2012	2011	2010	2012	2011	2010

Revenues, Net of Royalties	$4,260	$6,680	$6,729	$(3,841)	$(5,977)	$(5,932)	$419	$703	$797

Expenses
Transportation and processing	528	506	384	(528)	(506)	(384)	-	-	-
Operating	84	75	76	(36)	(35)	(42)	48	40	34
Purchased product	3,593	6,035	6,236	(3,244)	(5,400)	(5,497)	349	635	739
Operating Cash Flow	$55	$64	$33	$(33)	$(36)	$(9)	$22	$28	$24

Capital Expenditures

For the years ended December 31	2012	2011	2010

Canadian Division	$1,567	$2,031	$2,214
USA Division	1,727	2,446	2,502
Market Optimization	7	2	2
Corporate & Other	175	131	61
	$3,476	$4,610	$4,779

Goodwill, Property, Plant and Equipment and Total Assets by Segment

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canadian Division	$1,252	$1,225	$2,960	$7,493	$4,748	$11,090
USA Division	473	473	4,405	6,733	5,664	7,691
Market Optimization	-	-	106	108	161	166
Corporate & Other	-	-	2,280	1,723	8,127	4,468
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Goodwill, Property, Plant and Equipment and Total Assets by Geographic Region

	Goodwill		Property, Plant and Equipment		Total Assets
As at December 31	2012	2011	2012	2011	2012	2011

Canada	$1,252	$1,225	$5,186	$9,261	$12,041	$14,652
United States	473	473	4,565	6,796	6,639	8,698
Other Countries	-	-	-	-	20	65
	$1,725	$1,698	$9,751	$16,057	$18,700	$23,415

Export Sales

Sales of natural gas, oil and NGLs produced or purchased in Canada delivered to customers outside of Canada were $177 million (2011 – $266 million; 2010 – $292 million).

Major Customers

In connection with the marketing and sale of Encana’s own and purchased natural gas and liquids for the year ended December 31, 2012, the Company had two customers (2011 – one; 2010 – one), which individually accounted for more than 10 percent of Encana’s consolidated revenues, net of royalties. Sales to these customers, which have investment grade credit ratings, were approximately $1,195 million (2011 – $831 million; 2010 – $1,055 million).